SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH DECEMBER 2003

           THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

12-01    GER    3500     7.1800       7.82	       Weeden & Co.
12-02    " "    5000     7.1302       7.86	       	""
12-03    " "    4000     7.2000       8.00	       	""
12-04    " "    3000     7.3067       7.97	       	""
12-05    " "    2000     7.1800	  7.94	       	""
12-08    " "    6000     7.2500       7.89	       	""
12-10    " "    6000     7.2100       7.90	       	""
12-11    " "    5000     7.1788	  7.93	       	""
12-12    " "    6000     7.1975       8.01	       	""
12-15    " "    6500     7.3100       8.05	       	""
12-16    " "    4000     7.1650       8.02	       	""
12-18    " "    5000     7.2796       8.07	       	""
12-19    " "    6500     7.2509       8.13	       	""
12-22    " "    7000     7.3956       8.10		     	""
12-23    " "    1000     7.3300       8.14	       	""
12-24    " "    5000     7.4478       8.17	       	""
12-26    " "    3000     7.3907       8.16	       	""
12-29    " "    4000     7.5300       8.27	       	""



The Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          1/2/04